Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Parties
(19)	Related Parties

In the ordinary course of business, the Company may make loans to, accept deposits, and sell subscriptions to its executive officers and directors and their related entities. The activity is as follows (in thousands):

	Year Ended December 31,
	2016	2015
Loans:
Balance at beginning of year	$888	$268

Balance at end of year	$4,830	$888

Total unused commitments at end of year	$5,621	$3,898

Aggregate amount of all extensions of credit	$10,451	$4,787

Deposits at end of year	$32,040	$3,297

Subordinated notes	$7,000	$—